BRAZOS MUTUAL FUNDS
Report From Management

                                                                January 22, 1999

Dear Fellow Shareholders, Clients and Friends:

  The last twelve months witnessed a period of extremes: fear of inflation and fear of deflation, irrational exuberance and capitulation, from untouchable to impeached, and finally both war and peace. It was enough to make any investor's head spin. Not surprisingly, we witnessed market whirlwinds aplenty in 1998 in-cluding a genuine financial panic during the late summer and early fall. This was not the best environment for your Brazos portfolios, nevertheless, we are comforted in knowing that our investment process has again been proven to work in a difficult market environment. The following chart outlines Brazos perfor-mance relative to appropriate benchmarks.


                                      Quarter Ending Year To Date Inception to
                                         12/31/98      12/31/98     12/31/98
                                      -------------- ------------ ------------
  Brazos Small Cap Growth(/1/)
   Inception 12/31/96                     20.9%          13.6%       75.5%
  Russell 2000 Index                      16.3%          -2.5%       19.2%
  Brazos Real Estate Securities(/1/)
   Inception 12/31/96                     -2.2%         -17.4%        6.7%
  NAREIT Equity Index                     -2.9%         -17.5%       -0.8%
  Wilshire REIT Index                     -2.1%         -17.0%       -0.7%
  Brazos Micro Cap Growth(/1/)
   Inception 12/31/97                     20.5%          32.8%       32.8%
  Russell 2000 Index                      16.3%          -2.5%       -2.5%


(1) Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original value.

  The Cal Ripken market, as we have referred to this bull market, has come to an end. After sixteen years and some twenty six hundred plus consecutive games, Cal took some time off this year and so did the stock market. Curiously, Ripken's record paralleled that of the market in a number of ways, more than just the time frame of 1983 to 1998.

BRAZOS MUTUAL FUNDS
Report From Management -- continued


  Just as Cal finished the year strong, so is your market finishing strong. In spite of the considerable damage and pain inflicted by the market over the past several months, it has created unusual opportunity. In spite of the interim damage that our portfolios suffered, they are recovering very nicely. Many in-vestors are unaware that during the summer bear market environments, most stocks suffered declines far in excess of the larger cap indices like the Dow Jones Industrial Average. Herein lies our opportunity. The portfolio manager/analysts working on your behalf could not be more excited about the po-tential for the companies owned in your portfolio today. Our Small Cap Growth Portfolio and our Micro Cap Growth Portfolio own the highest quality, fastest growing companies in America. And, these companies are at relative valuation levels not seen since 1973. Yes, the 1970s! Today, smaller stocks are cheaper than following the serious market declines of the third quarter of 1990 and the fourth quarter of 1987.

  On another front, we have been quite surprised at the absolute decline in real estate securities in 1998. In retrospect, this decline is largely ex-plained by three factors: that they are small capitalization securities; that mutual fund flows became negative (reduced demand); and that fears regarding anticipated offerings (supply) increased. Having been very right on REITs for five years and very wrong on REITs for ten months, our humbled view is as fol-lows. We expect that investors' returns from REITs over the next twelve months will be very positive. One catalyst of the turn is beginning to occur as more enlightened REIT managements sell assets and repurchase their own cheap shares. While these repurchases are already underway, we anticipate it occurring to an even greater degree. In fact, we may even see LBOs in the REIT arena as the fundamentals are exceptional. The stock prices of many of these companies now sell below asset value. Meaningfully, as a group, REITs offer highly predict-able 10% earnings growth through 1999 with valuation levels at a ten-year low. Yields too are near an all-time high relative to the ten-year government bond (7.5% versus 5.1%). Our message--stay the course.

  We choose to see the glass as more than half full. The major positives are as follows. First, inflation is likely to remain subdued; interest rates are very low by historical standards, and short-term rates continue to decline as the Federal Reserve shifts its focus away from fighting inflation. Second, earnings and corporate profitability are most likely to increase in 1999, probably again in the year 2000, and we expect no recession. Third, The Great Liquidity Story remains intact as it is based on solid fundamentals of demographics, liquidity, and retirement issues. As it relates to the retirement issues, we continue to believe that over the next several years some small percentage of social secu-rity funds will ultimately be invested in equities. Further, as European coun-tries and Japan come to grips with their inadequate retirement systems, very significant dollars will increasingly be allocated to equities and an increas-ing percentage of those equities will be allocated to the United States market.

BRAZOS MUTUAL FUNDS
Report From Management -- continued

  We firmly believe that small cap stocks offer excess returns over long-term holding periods. History supports this axiom. Further, we believe your portfo-lio consists of some of the best smaller businesses in the United States. Fi-nally, one last very important source of our optimism is valuation. The prices of quality smaller companies at the present time are the cheapest they have been in nearly thirty years. While we cannot time the turn, we are quite confi-dent this combination of secular strength and attractive valuation will prove to be a very rewarding financial chemistry.

  In closing, we would like to take this opportunity to announce the January introduction of our fourth Brazos mutual fund portfolio. The Brazos Growth Portfolio will be managed by the same team of portfolio managers/analysts. We will employ the same disciplines as our other equity fund portfolios with in-vestments selected from a universe consisting of somewhat larger growth compa-nies. For more information, please call Loren Soetenga at (214) 365-5233.

  Thank you for your confidence in JMIC as demonstrated by investing your mon-ies alongside ours in Brazos.

                                       Sincerely,

                                       /s/ John McStay

                                       John McStay

BRAZOS MUTUAL FUNDS
Report From Management -- continued


                             [CHART APPEARS HERE]


                       BRAZOS SMALL CAP GROWTH PORTFOLIO

                Avg. Annual Total Returns
                    (as of 11/30/98)

                               1 Year Since Inception
Small Cap Growth Portfolio         5.06%    25.47%
Russell 2000 Index                -6.62%    12.30%


Measurement Period          Brazos       Russell 2000
(Fiscal Year Covered)      Small Cap        Index
-------------------        ----------    ------------
FYE   12/31/96               $10,000        $10,000
FYE    2/28/97               $10,840        $ 9,952
FYE    5/31/97               $11,960        $10,567
FYE    8/31/97               $14,313        $11,797
FYE   11/30/97               $14,709        $12,026
FYE    2/28/98               $16,903        $12,934
FYE    5/31/98               $17,243        $12,812
FYE    8/31/98               $13,542        $ 9,508
FYE   11/30/98               $15,453        $11,229


 This chart assumes an initial gross investment of $10,000 made on December 31, 1996 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment.

BRAZOS MUTUAL FUNDS
Report From Management -- continued

                             [CHART APPEARS HERE]

                    BRAZOS REAL ESTATE SECURITIES PORTFOLIO

                       Avg. Annual Total Return
                           (as of 11/30/98)

                                      1 Year     Since Inception
Real Estate Securities Portfolio      -13.64%         3.61%
Wilshire REIT Index                   -13.56%         1.02%
NAREIT Equity Index                   -12.69%         2.92%


Measurement Period             Brazos       Wilshire REIT   NAREIT Equity
(Fiscal Year Covered)        Real Estate        Index           Index
-------------------          ----------     -------------   -------------
FYE 12/31/96                   $10,000         $10,000         $10,000
FYE  2/28/97                   $10,350         $10,025         $10,055
FYE  5/31/97                   $10,560         $10,023         $10,055
FYE  8/31/97                   $11,640         $10,799         $10,874
FYE 11/30/97                   $12,439         $11,686         $11,790
FYE  2/28/98                   $12,760         $11,571         $11,791
FYE  5/31/98                   $12,655         $11,344         $11,534
FYE  8/31/98                   $10,251         $ 9,552         $ 9,744
FYE 11/30/98                   $10,743         $10,103         $10,294


 This chart assumes an initial gross investment of $10,000 made on December 31, 1996 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment.

BRAZOS MUTUAL FUNDS
Report From Management -- continued


                             [CHART APPEARS HERE]

                       BRAZOS MICRO CAP GROWTH PORTFOLIO

          Aggregate Total Return
     For the period December 31, 1997
         through November 30, 1998

MicroCap Growth Portfolio         20.30%
Russell 2000 Index                 6.24%



Measurement Period                           Russell 2000
(Fiscal Year Covered)          Brazos           Index
-------------------          ----------      ------------
FYE 12/31/97                   $10,000          $10,000
FYE  2/28/98                   $11,510          $10,570
FYE  5/31/98                   $13,100          $10,471
FYE  8/31/98                   $10,520          $ 7,770
FYE 11/30/98                   $12,030          $ 9,177

 This chart assumes an initial gross investment of $10,000 made on December 31, 1997 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment.

BRAZOS MUTUAL FUNDS -- SMALL CAP GROWTH PORTFOLIO
Schedule of Portfolio Investments                              November 30, 1998

                                                           Shares   Market Value
                                                          --------- ------------
Common Stock -- 97.7%
Business Services -- 11.2%
   Abacus Direct Corp.*.................................     64,029 $  3,685,669
   BA Merchant Services, Inc.*..........................    155,288    2,601,074
   Harte-Hanks, Inc.....................................     73,594    1,738,658
   Iron Mountain, Inc.*.................................     91,315    2,670,964
   Metzler Group Inc.*..................................    138,200    5,735,300
   NOVA Corp.*..........................................    227,167    7,226,750
   Paychex, Inc.*.......................................     97,323    4,841,819
   Romac International, Inc.*...........................    164,584    2,293,890
   The Profit Recovery Group International, Inc.*.......    126,188    4,258,845
                                                                    ------------
                                                                      35,052,969
                                                                    ------------
Consumer Merchandising -- 14.3%
   99 Cents Only Stores*................................     95,331    4,099,233
   Abercrombie & Fitch Co.*.............................    137,800    7,716,800
   Ames Department Stores, Inc.*........................     88,330    2,097,838
   BJs Wholesale Club, Inc.*............................     55,318    2,133,200
   Blue Rhino Corporation*..............................    196,100    4,020,050
   Cost Plus, Inc.*.....................................     92,900    3,065,700
   Fingerhut Companies, Inc.............................    200,260    2,227,893
   Guitar Center, Inc.*.................................    148,700    3,401,513
   Linens 'N Things, Inc.*..............................    202,036    6,187,352
   Rare Hospitality International, Inc.*................    129,800    1,598,162
   Regis Corporation....................................     49,025    1,642,337
   Starbucks Corp.*.....................................     84,100    3,879,112
   The Cheesecake Factory, Inc.*........................    101,156    2,630,056
                                                                    ------------
                                                                      44,699,246
                                                                    ------------
Consumer Non-Durables -- 0.9%
   Wild Oats Markets, Inc.*.............................     93,761    2,672,189
                                                                    ------------
                                                                       2,672,189
                                                                    ------------
Consumer Services -- 11.3%
   Bright Horizons, Inc.*...............................    364,573    8,613,037
   DeVry, Inc.*.........................................    212,326    5,600,098
   Education Management Corp.*..........................     79,600    3,641,700
   International Speedway Corp..........................    186,605    6,624,477
   SFX Entertainment, Inc.*.............................     99,700    4,997,463
   Sylvan Learning Systems, Inc.*.......................    208,356    6,055,346
                                                                    ------------
                                                                      35,532,121
                                                                    ------------
Electronic Technology -- 6.1%
   ANTECH Corp.*........................................    235,883    4,363,835
   C-COR Electronics, Inc.*.............................    171,900    2,492,550
   Harmonic Lightwaves, Inc.*...........................    313,700    3,960,463
   Oak Industries Inc.*.................................    107,337    3,314,030
   Orbital Sciences Corp.*..............................    129,000    4,934,250
                                                                    ------------
                                                                      19,065,128
                                                                    ------------

See accompanying Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- SMALL CAP GROWTH PORTFOLIO
Schedule of Portfolio Investments -- continued                 November 30, 1998

                                                           Shares   Market Value
                                                          --------- ------------
Energy -- 1.6%
   EEX Corp.*...........................................    285,148 $  1,015,840
   Global Industries, Ltd.*.............................      4,563       25,952
   Newfield Exploration Co.*............................     92,123    1,796,399
   Transmontaigne Oil Co.*..............................    141,898    2,128,470
                                                                    ------------
                                                                       4,966,661
                                                                    ------------
Financial -- 9.7%
   ALBANK Financial Corp................................     34,905    2,364,814
   AmeriCredit Corp.*...................................    187,276    2,586,750
   Bank United Corp.....................................     36,600    1,605,825
   Carreker-Antinori, Inc.*.............................    257,300    1,415,150
   FirstMerit Corp......................................     66,178    1,737,172
   Golden State Bancorp Inc.*...........................    110,100    2,119,425
   HealthCare Financial Partners, Inc.*.................    217,294    7,143,540
   Indigo Aviation AB ADR*..............................    319,957    2,719,634
   Litchfield Financial Corp............................     83,987    1,501,268
   Metris Companies, Inc................................    165,941    5,538,279
   Scottish Annuity & Life Holdings, Ltd.*..............     63,000      795,375
   St. Paul Bancorp, Inc................................     45,900      969,638
                                                                    ------------
                                                                      30,496,870
                                                                    ------------
Healthcare Products -- 4.3%
   Jones Pharma Incorporated............................    108,440    3,903,840
   Medicis Pharmaceutical Corp.*........................     75,578    4,761,414
   Pharmaprint, Inc.*...................................    151,500    1,846,406
   Waters Corp.*........................................     39,436    3,041,501
                                                                    ------------
                                                                      13,553,161
                                                                    ------------
Healthcare Services -- 8.2%
   Boron Lepore & Associates*...........................     96,650    2,971,987
   Concentra Managed Care, Inc.*........................    303,000    3,579,188
   Henry Schein, Inc.*..................................     37,600    1,334,800
   MAXIMUS, Inc.*.......................................    124,912    3,809,816
   Monarch Dental Corp.*................................    102,300    1,138,087
   Omnicare, Inc........................................    123,600    3,538,050
   PAREXEL International Corp.*.........................    139,971    3,647,994
   Serologicals Corp.*..................................    197,428    5,799,448
                                                                    ------------
                                                                      25,819,370
                                                                    ------------
Media -- 12.2%
   American Tower Corporation*..........................    177,206    4,097,889
   Capstar Broadcasting Corp.*..........................    223,000    3,986,125

                                  See accompanying Notes to Financial Statements
8

BRAZOS MUTUAL FUNDS -- SMALL CAP GROWTH PORTFOLIO
Schedule of Portfolio Investments -- continued                 November 30, 1998

                                                          Shares   Market Value
                                                        ---------- ------------
Media -- 12.2% (continued)
   Chancellor Media Corp.*............................     100,900 $  3,802,669
   Cinar Films, Inc.*.................................     215,920    4,858,200
   Clear Channel Communications, Inc.*................     111,261    5,201,452
   Heftel Broadcasting Corp. (A Shares)*..............      94,226    4,393,287
   Outdoor Systems, Inc.*.............................     326,481    8,814,987
   TMP Worldwide, Inc.*...............................      91,771    2,936,672
                                                                   ------------
                                                                     38,091,281
                                                                   ------------
Technology Services & Software -- 16.9%
   Affiliated Computer Services, Inc.*................     190,456    7,296,845
   CIBER, Inc.*.......................................     104,623    2,360,556
   CSG Systems, Inc.*.................................      47,954    3,009,114
   Data Processing Resources Corp.*...................     114,600    2,721,750
   Great Plains Software, Inc.*.......................      69,900    2,743,575
   Inspire Insurance Solutions, Inc.*.................     189,004    6,331,634
   Metro Information Services, Inc.*..................      53,000    1,378,000
   Network Solutions, Inc. (A Shares)*................      63,632    4,175,850
   Pervasive Software, Inc.*..........................     208,500    2,319,563
   SunGard Data Systems, Inc.*........................     263,392    8,428,544
   Superior Consultant Holdings Corp.*................      44,600    1,627,900
   Transaction Systems Architects, Inc.*..............     177,262    6,735,956
   USWeb Corp.*.......................................     164,117    3,733,662
                                                                   ------------
                                                                     52,862,949
                                                                   ------------
Traditional Heavy Industry -- 1.0%
   Tetra Tech, Inc.*..................................     145,313    3,051,573
                                                                   ------------
                                                                      3,051,573
                                                                   ------------
  Total Common Stocks (Cost $280,767,980).........................  305,863,518
                                                                   ------------
Mutual Funds -- 0.4%
   Firstar Institutional Money Market.................     657,561      657,561
   Firstar U.S. Government Money Market...............     657,561      657,561
                                                                   ------------
  Total Mutual Funds (Cost $1,315,122)............................    1,315,122
                                                                   ------------
                                                        Par Value
                                                        ----------
Government Securities -- 2.2%
   U.S. Treasury Bill, 4.13%, 1/07/99.................  $7,000,000    6,970,287
                                                                   ------------
  Total Government Securities (Cost $6,970,287)...................    6,970,287
                                                                   ------------
Total Investments -- 100.3% (Cost $289,053,389).......              314,148,927
Other Assets and Liabilities (Net) -- (0.3%)..........                 (941,620)
                                                                   ------------
Total Net Assets -- 100%..............................             $313,207,307
                                                                   ============

* Denotes non-income producing security.
See accompanying Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES PORTFOLIO
Schedule of Portfolio Investments                              November 30, 1998


                                                           Shares   Market Value
                                                          --------- ------------
Common Stock -- 92.6%
Apartments -- 17.8%
   Apartment Investment & Management Company............     49,100 $  1,681,675
   Archstone Communities Trust..........................     85,757    1,790,177
   Avalonbay Communities, Inc...........................     58,062    1,966,850
   BRE Properties, Inc..................................     47,700    1,150,762
   Camden Property Trust................................     64,900    1,667,119
   Equity Residential Property Trust....................     77,400    3,274,987
   Essex Property Trust, Inc............................     26,100      807,469
   Home Properties NY...................................     24,200      595,925
   Irvine Apartment Communities.........................     24,800      664,950
   Post Properties, Inc.................................     20,900      799,425
   Walden Residential...................................     33,100      682,688
                                                                    ------------
                                                                      15,082,027
                                                                    ------------
Diversified/Other -- 7.9%
   Catellus Development Corp............................     42,100      592,031
   Cousins Properties, Inc..............................      3,900      120,413
   Crescent Real Estate Equities Co.....................     68,500    1,699,656
   Glenborough Realty Trust, Inc........................     68,800    1,470,600
   Pacific Gulf Properties, Inc.........................      4,600       88,550
   St. Joe Corp.........................................      6,100      143,731
   Vornado Operating Company............................      3,520       22,440
   Vornado Realty Trust.................................     66,400    2,523,200
                                                                    ------------
                                                                       6,660,621
                                                                    ------------
Free-Standing -- 1.1%
   CAPTEC Net Lease Realty, Inc.........................     54,500      640,375
   Franchise Finance Corp. of America...................     12,200      299,663
                                                                    ------------
                                                                         940,038
                                                                    ------------
Healthcare -- 2.9%
   Eldertrust...........................................     87,100    1,045,200
   Healthcare Realty Trust, Inc.........................     20,900      480,700
   Meditrust Corp.......................................     64,800      984,150
                                                                    ------------
                                                                       2,510,050
                                                                    ------------
Industrial -- 4.2%
   AMB Property Corp....................................      7,100      157,975
   First Industrial Realty Trust, Inc...................     61,500    1,487,531
   Meridian Industrial Trust, Inc.......................     13,000      313,625
   Prologis Trust.......................................     73,400    1,623,975
                                                                    ------------
                                                                       3,583,106
                                                                    ------------
Lodging/Resorts -- 9.8%
   Candlewood Hotel Company, Inc........................     91,500      388,875
   Felcor Suite Hotels, Inc.............................    119,587    2,847,665

                                  See accompanying Notes to Financial Statements
10

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES PORTFOLIO
Schedule of Portfolio Investments -- continued                 November 30, 1998

                                                           Shares   Market Value
                                                         ---------- ------------
Lodging/Resorts -- 9.8% (continued)
   Innkeepers USA Trust................................         400 $      4,425
   Meristar Hospitality Corp. .........................      25,422      494,140
   Patriot American Hospitality, Inc. .................     270,899    1,997,880
   Prime Hospitality Corp. ............................      57,100      499,625
   Starwood Hotels & Resorts Trust.....................      67,600    2,053,350
                                                                    ------------
                                                                       8,285,960
                                                                    ------------
Manufactured Homes -- 2.0%
   Chateau Properties, Inc. ...........................      18,500      529,562
   Manufactured Home Communities, Inc. ................      23,500      575,750
   Sun Communities, Inc. ..............................      18,200      592,638
                                                                    ------------
                                                                       1,697,950
                                                                    ------------
Mixed: Office/Industrial -- 4.4%
   Bedford Property Investors, Inc. ...................      53,100      942,525
   Duke Realty Investments, Inc. ......................      14,200      322,162
   Liberty Property Trust..............................      14,300      352,137
   Reckson Associates Realty Corp. ....................      27,700      638,831
   Spieker Properties, Inc. ...........................      40,700    1,470,288
                                                                    ------------
                                                                       3,725,943
                                                                    ------------
Office -- 21.4%
   Arden Realty Group, Inc.............................      89,500    2,058,500
   Boston Properties, Inc..............................      20,800      656,500
   Brandywine Realty Trust.............................      61,400    1,105,200
   CarrAmerica Realty Corp.............................      70,200    1,702,350
   Cornerstone Properties, Inc.........................      72,300    1,134,206
   Equity Office Properties Trust......................     193,278    4,856,110
   Highwoods Properties, Inc...........................      45,000    1,223,438
   Kilroy Realty Corp..................................      44,000      984,500
   Mack-Cali Realty Corp...............................      34,900    1,036,094
   Prentiss Properties Trust...........................      45,900      998,325
   SL Green Realty Corp................................      48,500    1,036,688
   Tower Realty Trust, Inc.............................      34,900      656,556
   Trizec Hahn Corp....................................      33,400      688,875
                                                                    ------------
                                                                      18,137,342
                                                                    ------------
Regional Malls -- 7.6%
   General Growth Properties...........................      23,600      893,850
   JP Realty, Inc......................................      19,500      435,094
   Rouse Company.......................................      40,200    1,097,963
   Simon Property Group, Inc...........................     106,600    3,158,025
   The Macherich Co....................................      14,800      394,050
   Westfield America, Inc..............................      29,600      518,000
                                                                    ------------
                                                                       6,496,982
                                                                    ------------

See accompanying Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES PORTFOLIO
Schedule of Portfolio Investments -- continued                 November 30, 1998

                                                         Shares   Market Value
                                                        --------- ------------
Specialty -- 0.6%
   Golf Trust of America, Inc.........................     19,000 $    496,375
                                                                  ------------
                                                                       496,375
                                                                  ------------
Storage -- 4.4%
   Public Storage, Inc. ..............................     49,700    1,320,156
   Sovran Self Storage, Inc. .........................      9,500      242,250
   Storage Trust Realty...............................     34,300      769,606
   Storage USA, Inc...................................     44,000    1,397,000
                                                                  ------------
                                                                     3,729,012
                                                                  ------------
Strip Centers -- 8.5%
   Burnham Pacific Properties, Inc....................     40,100      516,288
   Developers Diversified Realty Corp.................     38,400      741,600
   First Washington Realty Trust, Inc.................     14,400      331,200
   IRT Property Co....................................     94,400      944,000
   JDN Realty Corp....................................     28,100      581,319
   Kimco Realty Corp..................................     31,200    1,207,050
   New Plan Executive Realty Trust....................     42,700      934,063
   Pan Pacific Retail Properties, Inc.................     33,900      675,881
   Philips International Realty.......................     37,600      582,800
   Regency Realty Corp................................     28,100      655,081
                                                                  ------------
                                                                     7,169,282
                                                                  ------------
  Total Common Stocks (Cost $87,177,639).........................   78,514,688
                                                                  ------------
Mutual Funds -- 7.3%
   Firstar Institutional Money Market.................  3,181,056    3,181,056
   Firstar U.S. Government Money Market...............  2,986,694    2,986,694
                                                                  ------------
  Total Mutual Funds (Cost $6,167,750)...........................    6,167,750
                                                                  ------------
Total Investments -- 99.9% (Cost $93,345,389)....................   84,682,438
Other Assets and Liabilities (Net) -- 0.1%.......................      106,585
                                                                  ------------
Total Net Assets -- 100%......................................... $ 84,789,023
                                                                  ============

                                  See accompanying Notes to Financial Statements
12

BRAZOS MUTUAL FUNDS -- MICRO CAP GROWTH PORTFOLIO
Schedule of Portfolio Investments                              November 30, 1998

                                                           Shares   Market Value
                                                          --------- ------------
Common Stock -- 82.4%
Business Services -- 6.9%
   Abacus Direct Corp.*.................................     13,400 $   771,337
   BA Merchant Services, Inc.*..........................     45,000     753,750
   Market Facts, Inc.*..................................     36,200     886,900
   The Profit Recovery Group International, Inc.*.......     13,800     465,750
   Romac International, Inc.*...........................     31,380     437,359
                                                                    -----------
                                                                      3,315,096
                                                                    -----------
Consumer Merchandising -- 18.6%
   99 Cents Only Stores*................................     23,750   1,021,250
   Ames Department Stores, Inc.*........................     30,400     722,000
   Blue Rhino Corporation*..............................     69,000   1,414,500
   Chico's Fas, Inc.*...................................     10,000     218,750
   Cost Plus, Inc.*.....................................     22,500     742,500
   Fingerhut Companies, Inc.............................     40,000     445,000
   Guitar Center, Inc.*.................................     47,200   1,079,700
   Michaels Stores, Inc.*...............................     16,800     302,400
   O'Charleys, Inc.*....................................     62,400     834,600
   PJ America, Inc.*....................................     45,000     880,312
   Rare Hospitality International, Inc.*................     37,200     458,025
   The Cheesecake Factory*..............................     29,400     764,400
                                                                    -----------
                                                                      8,883,437
                                                                    -----------
Consumer Non-Durables -- 1.0%
   Wild Oats Markets, Inc.*.............................     17,000     484,500
                                                                    -----------
                                                                        484,500
                                                                    -----------
Consumer Services -- 7.2%
   Bright Horizons, Inc.*...............................     66,010   1,559,486
   CustomTracks Corp.*..................................    100,000     875,000
   Education Management Corp.*..........................     21,800     997,350
                                                                    -----------
                                                                      3,431,836
                                                                    -----------
Electronic Technology -- 10.5%
   ANTEC Corp.*.........................................     55,900   1,034,150
   Astropower, Inc.*....................................    100,000     862,500
   C-COR Electronics, Inc.*.............................     58,700     851,150
   Harmonic Lightwaves, Inc.*...........................     67,600     853,450
   Oak Industries, Inc.*................................     34,200   1,055,925
   Orbital Sciences Corp.*..............................      8,700     332,775
                                                                    -----------
                                                                      4,989,950
                                                                    -----------
Energy -- 0.6%
   Transmontaigne Oil Co.*..............................     19,000     285,000
                                                                    -----------
                                                                        285,000
                                                                    -----------

See accompanying Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MICRO CAP GROWTH PORTFOLIO
Schedule of Portfolio Investments -- continued                 November 30, 1998

                                                           Shares   Market Value
                                                          --------- ------------
Financial -- 5.6%
   Carreker-Antinori, Inc.*.............................     64,200 $   353,100
   HealthCare Financial Partners, Inc.*.................     11,300     371,487
   Indigo Aviation AB ADR*..............................     97,400     827,900
   Litchfield Financial Corp............................     20,100     359,288
   Scottish Annuity & Life Holdings, Ltd.*..............     62,000     782,750
                                                                    -----------
                                                                      2,694,525
                                                                    -----------
Healthcare Products -- 3.5%
   Medicis Pharmaceutical Corp.*........................     16,300   1,026,900
   Pharmaprint, Inc.*...................................     54,200     660,563
                                                                    -----------
                                                                      1,687,463
                                                                    -----------
Healthcare Services -- 14.8%
   American Medical Security Group, Inc.................     78,500   1,123,531
   Boron Lepore & Associates*...........................     26,400     811,800
   Concentra Managed Care, Inc.*........................     70,000     826,875
   Healthcare Recoveries, Inc.*.........................     35,000     581,875
   MAXIMUS, Inc.*.......................................     26,900     820,450
   Monarch Dental Corp.*................................     54,700     608,537
   Orthodontic Centers of America, Inc.*................     37,500     717,188
   PAREXEL International Corp.*.........................     20,000     521,250
   Serologicals Corp.*..................................     35,500   1,042,813
                                                                    -----------
                                                                      7,054,319
                                                                    -----------
Media -- 3.2%
   Cinar Films, Inc.*...................................     49,700   1,118,250
   TMP Worldwide, Inc.*.................................     13,500     432,000
                                                                    -----------
                                                                      1,550,250
                                                                    -----------
Technology Services & Software -- 9.7%
   A Consulting Team, Inc.*.............................     49,200     384,375
   Data Processing Resources*...........................     21,200     503,500
   Great Plains Software, Inc.*.........................     16,500     647,625
   Inspire Insurance Solutions, Inc.*...................     36,000   1,206,000
   Metro Information Services, Inc.*....................     14,500     377,000
   Pervasive Software, Inc.*............................     70,500     784,313
   Superior Consultant Holdings Corp.*..................     19,600     715,400
                                                                    -----------
                                                                      4,618,213
                                                                    -----------
Traditional Heavy Industry -- 0.8%
   Tetra Tech, Inc.*....................................     19,075     400,575
                                                                    -----------
                                                                        400,575
                                                                    -----------
  Total Common Stocks (Cost $36,658,274)...........................  39,395,164
                                                                    -----------

                                  See accompanying Notes to Financial Statements
14

BRAZOS MUTUAL FUNDS -- MICRO CAP GROWTH PORTFOLIO
Schedule of Portfolio Investments -- continued                 November 30, 1998

                                                        Shares    Market Value
                                                      ---------- --------------
Mutual Funds -- 7.0%
   Firstar Institutional Money Market...............   1,666,735 $    1,666,735
   Firstar U.S. Government Money Market.............   1,666,735      1,666,735
                                                                 --------------
  Total Mutual Funds (Cost $3,333,470)..........................      3,333,470
                                                                 --------------
                                                      Par Value
                                                      ----------
Government Securities-- 11.3%
   U.S. Treasury Bills, 3.85%, 12/03/98.............  $  700,000        699,850
   U.S. Treasury Bills, 4.34%, 3/04/99..............   4,750,000      4,696,745
                                                                 --------------
  Total Government Securities (Cost $5,396,595).................      5,396,595
                                                                 --------------
Total Investments -- 100.7% (Cost $45,388,339)..................     48,125,229
Other Assets and Liabilities (Net) -- (0.7)%....................       (351,244)
                                                                 --------------
Total Net Assets -- 100%........................................ $   47,773,985
                                                                 ==============

* Denotes non-income producing security
See accompanying Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statements of Assets and Liabilities                           November 30, 1998

                                        Small Cap    Real Estate    Micro Cap
                                         Growth       Securities      Growth
                                        Portfolio     Portfolio     Portfolio
                                      -----------------------------------------
Assets:
Investments, at market value (cost
 $289,053,389, $93,345,389 and
 $45,388,339, respectively).........   $314,148,927   $84,682,438   $48,125,229
Cash................................         11,032        60,914        13,684
Receivables for investment
 securities sold....................      4,379,642       818,539         3,750
Dividends and interest receivable...         47,772       109,880        12,445
Deferred organization costs.........         18,193        18,193           --
Other assets........................         25,172        25,882        26,656
                                      -----------------------------------------
  Total Assets......................    318,630,738    85,715,846    48,181,764
                                      -----------------------------------------
Liabilities:
Payables for investment securities
 purchased..........................      5,079,651       819,591       310,509
Payable to Adviser..................        218,656        50,923        42,658
Other accrued expenses..............        125,124        56,309        54,612
                                      -----------------------------------------
  Total Liabilities.................      5,423,431       926,823       407,779
                                      -----------------------------------------
Net Assets..........................   $313,207,307   $84,789,023   $47,773,985
                                      =========================================
Net Assets Consisted Of:
Capital paid in.....................   $308,074,367  $100,608,626   $45,605,030
Undistributed net investment income
 ...................................            --        435,600           --
Accumulated net realized loss.......    (19,962,598)   (7,592,252)     (567,935)
Net unrealized appreciation
 (depreciation) on investments......     25,095,538    (8,662,951)    2,736,890
                                      -----------------------------------------
Net Assets..........................   $313,207,307   $84,789,023   $47,773,985
                                      =========================================
Shares of beneficial interest
 outstanding (unlimited shares of no
 par value authorized)..............     22,263,322     9,207,237     3,972,438
Net Asset Value, offering and
 redemption price per share.........         $14.07         $9.21        $12.03
                                      =========================================

                                  See accompanying Notes to Financial Statements
16

BRAZOS MUTUAL FUNDS
Statements of Operations for the Year ended November 30, 1998

                                         Small Cap    Real Estate   Micro Cap
                                           Growth      Securities     Growth
                                         Portfolio     Portfolio    Portfolio+
                                        --------------------------------------
Investment Income:
  Dividends (net of foreign taxes
   withheld of $556, $0 and $0,
   respectively)....................... $    152,076  $  4,076,921  $    5,513
  Interest.............................      658,554       236,442     304,400
                                        --------------------------------------
    Total investment income............      810,630     4,313,363     309,913
                                        --------------------------------------
Expenses:
  Advisory fees........................    1,578,588       712,269     326,266
  Administration fees..................      156,579        74,824      25,335
  Accounting fees......................       67,191        50,231      38,110
  Custodian fees.......................       48,042        46,941      18,139
  Transfer agent fees and expenses.....       54,284        37,077      42,467
  Trustees' fees and expenses..........        5,333         5,384       5,334
  Amortization of organization and
   offering expenses...................       11,488        11,488         --
  Registration fees....................      105,331        47,938      37,279
  Reports to shareholders..............       31,094        11,758      11,048
  Professional fees....................       70,537        36,831      11,465
  Other................................        4,065         2,230       5,777
                                        --------------------------------------
    Total expenses before fee waivers..    2,132,532     1,036,971     521,220
    Advisory fees waived...............          --        (47,708)    (76,089)
    Administration fees waived.........          --            --       (2,124)
    Accounting fees waived.............          --            --       (5,486)
    Transfer agent fees waived.........          --            --       (2,500)
                                        --------------------------------------
    Total expenses, net................    2,132,532       989,263     435,021
                                        --------------------------------------
  Net investment income (loss).........   (1,321,902)    3,324,100    (125,108)
                                        --------------------------------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Net realized loss on investment
   transactions........................  (19,900,633)   (7,566,179)   (567,935)
  Net unrealized appreciation
   (depreciation) of investments during
   the period..........................   22,192,195    (9,733,110)  2,736,890
                                        --------------------------------------
  Net gain (loss) on investments.......    2,291,562   (17,299,289)  2,168,955
                                        --------------------------------------
Net increase (decrease) in net assets
 resulting
 from operations....................... $    969,660  $(13,975,189) $2,043,847
                                        ======================================

+ The Micro Cap Growth Portfolio commenced operations on December 31, 1997. See accompanying Notes to the Financial Statements

BRAZOS MUTUAL FUNDS
Statements of Changes in Net Assets

                                         Small Cap    Real Estate    Micro Cap
                                           Growth      Securities     Growth
                                         Portfolio     Portfolio    Portfolio+
                                        ---------------------------------------
For the Year Ended November 30, 1998
Increase (Decrease) in Net Assets:
Operations:
  Net investment income (loss)........  $ (1,321,902) $  3,324,100  $  (125,108)
  Net realized loss on investment
   transactions.......................   (19,900,633)   (7,566,179)    (567,935)
  Net unrealized appreciation
   (depreciation) of investments
   during the period..................    22,192,195    (9,733,110)   2,736,890
                                        ---------------------------------------
  Net increase (decrease) in net
   assets resulting from operations...       969,660   (13,975,189)   2,043,847
                                        ---------------------------------------
Distributions to shareholders from:
  Net investment income...............           --     (3,252,946)         --
  Net realized gain on investments....      (650,416)     (567,899)         --
                                        ---------------------------------------
  Total distributions.................      (650,416)   (3,820,845)         --
                                        ---------------------------------------
Increase in net assets from Fund share
 transactions.........................   231,990,081    49,276,804   45,730,138
                                        ---------------------------------------
  Total increase in net assets........   232,309,325    31,480,770   47,773,985
Net Assets:
  Beginning of period.................    80,897,982    53,308,253          --
                                        ---------------------------------------
  End of period.......................  $313,207,307  $ 84,789,023  $47,773,985
                                        =======================================
  Undistributed Net Investment Income
   included in Net Assets at December
   31, 1998...........................  $        --   $    435,600  $       --
                                        =======================================

+ The Micro Cap Growth Portfolio commenced operations on December 31, 1997.
                              See accompanying Notes to the Financial Statements
18

BRAZOS MUTUAL FUNDS
Statements of Changes in Net Assets -- continued

                                                   Small Cap   Real Estate
                                                    Growth     Securities
                                                   Portfolio    Portfolio
                                                  ------------------------
For the Period December 31, 1996*
 through November 30, 1997
Increase (Decrease) in Net Assets:
Operations:
  Net investment income (loss)................... $  (181,176) $ 1,218,804
  Net realized gain on investment transactions...   4,388,209    4,485,233
  Net unrealized appreciation of investments
   during the period.............................   2,903,343      871,441
                                                  ------------------------
  Net increase in net assets resulting from
   operations....................................   7,110,376    6,575,478
                                                  ------------------------
Distributions to shareholders from:
  Net investment income..........................         --      (643,601)
  Net realized gain on investments...............  (3,619,737)  (3,978,631)
                                                  ------------------------
  Total distributions............................  (3,619,737)  (4,622,232)
                                                  ------------------------
Increase in net assets from Fund share
 transactions....................................  77,357,343   51,305,007
                                                  ------------------------
  Total increase in net assets...................  80,847,982   53,258,253
Net Assets:
  Beginning of period............................      50,000       50,000
                                                  ------------------------
  End of period.................................. $80,897,982  $53,308,253
                                                  ========================
  Undistributed Net Investment Income included in
   Net Assets at December 31, 1998............... $       --   $   575,203
                                                  =============================

* Commencement of Operations.
See accompanying Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights

The following tables include selected per-share data for a share outstanding for the entire period and other performance information derived from the finan-cial statements. They should be read in conjunction with the financial state-ments and notes thereto.

                                                               For the
                                   For the Year Ended Period December 31, 1996*
                                   November 30, 1998  through November 30, 1997
                                   ------------------ -------------------------
Small Cap Growth Portfolio
Net Asset Value -- Beginning of
 Period...........................      $  13.49               $ 10.00
                                        --------               -------
Investment Operations:
  Net investment loss.............         (0.11)/1/             (0.03)
  Net realized and unrealized
   gains on investments...........          0.79                  4.69
                                        --------               -------
    Total from investment
     operations...................          0.68                  4.66
                                        --------               -------
Distributions:
  From net realized gains.........         (0.10)                (1.17)
                                        --------               -------
Net Asset Value -- End of Period..      $  14.07               $ 13.49
                                        ========               =======
Ratios and Supplemental Data:
Total Return......................         5.06%                47.08%***
Ratios (to average net assets)....
  Expenses/2..................../.         1.21%                 1.35%**
  Net investment loss, including
   effects of waivers.............       (0.75)%               (0.68)%**
Portfolio turnover rate...........          104%                  148%
Net assets at end of period (000
 omitted).........................      $313,207               $80,898

                                  See accompanying Notes to Financial Statements
20

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                               For the
                                   For the Year Ended Period December 31, 1996*
                                   November 30, 1998  through November 30, 1997
                                   ------------------ -------------------------
Real Estate Securities Portfolio
Net Asset Value -- Beginning of
 Period...........................        $11.24                $10.00
                                        --------               -------
Investment Operations:
  Net investment income...........          0.44/1/               0.35
  Net realized and unrealized
   gains (losses) on investments..         (1.90)                 2.05
                                        --------               -------
  Total from investment
   operations.....................         (1.46)                 2.40
                                        --------               -------
Distributions:
  From net investment income......          (.43)                (0.23)
  From net realized gains.........          (.14)                (0.93)
                                        --------               -------
  Total distributions.............          (.57)                (1.16)
                                        --------               -------
Net Asset Value -- End of Period..        $ 9.21                $11.24
                                        ========               =======
Ratios and Supplemental Data:
Total Return......................      (13.64)%                24.39%***
Ratios (to average net assets):
  Expenses/3..................../.         1.25%                 1.25%**
  Net investment income, including
   effects of waivers.............         4.19%                 4.61%**
Portfolio turnover rate...........          157%                  185%
Net assets at end of period (000
 omitted).........................       $84,789               $53,308

See accompanying Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                                For the
                                                       Period December 31, 1997*
                                                       through November 30, 1998
                                                       -------------------------
Micro Cap Growth Portfolio
Net Asset Value -- Beginning of Period................           $10.00
                                                                -------
Investment Operations:
  Net investment loss.................................            (0.05)/1/
  Net realized and unrealized gains on investments....             2.08
                                                                -------
  Total from investment operations....................             2.03
                                                                -------
Net Asset Value -- End of Period......................           $12.03
                                                                =======
Ratios and Supplemental Data:
Total Return..........................................           20.30%***
Ratios (to average net assets):
  Expenses/4......................................../.            1.60%**
  Net investment loss, including effects of waivers...          (0.46)%**
Portfolio turnover rate...............................             121%
Net assets at end of period (000 omitted).............          $47,774

  * Commencement of operations.
 ** Annualized.
*** Not annualized.
1 Net investment income (loss) per share represents net investment income
  (loss) divided by the average shares outstanding throughout the period.
2 The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherwise payable by the Portfolio (if necessary) in order to keep the annual expense ratio from exceeding 1.35% of its average daily net assets. In addition, the Administrator, Accounting Agent and Trans-fer Agent waived a portion of their fees for the period ended November 30, 1997. Without the waiver of expenses, the annualized ratio of expenses to av-erage net assets would have been 1.80% for the period ended November 30,
  1997.
3 The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherwise payable by the Portfolio (if necessary) in order to keep the annual expense ratio from exceeding 1.25% of its average daily net assets. In addition, the Administrator, Accounting Agent and Trans-fer Agent waived a portion of their fees for the period ended November 30, 1997. Without the waiver of expenses, the annualized ratio of expenses to av-erage net assets would have been 1.31% for the year ended November 30, 1998 and 1.83% for the period ended November 30, 1997.
4 The Adviser has voluntarily agreed to waive a portion of its advisory fees and assume expenses otherwise payable by the Portfolio (if necessary) in or-der to keep the annual expense ratio from exceeding 1.60% of its average daily net assets. In addition, the prior Administrator, Accounting Agent and Transfer Agent waived a portion of their fees for the period ended November 30, 1998. Without the waiver of expenses, the annualized ratio of expenses to average net assets would have been 1.90% for the period ended November 30, 1998.
                                  See accompanying Notes to Financial Statements
22

BRAZOS MUTUAL FUNDS
Notes to Financial Statements

1. Description of the Fund. Brazos Mutual Funds (the "Fund") is registered un-der the Investment Company Act of 1940, as amended (the "1940 Act"), as a di-versified, open-end management investment company established as a Delaware business trust. The Declaration of Trust, dated October 28, 1996, permits the Trustees to establish separate series or "Portfolios," each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Fund are currently divided into three Portfolios, the BRAZOS Micro Cap Growth Portfolio ("Micro Cap Growth Portfolio"), the BRAZOS Real Estate Securities Portfolio ("Real Estate Securities Portfolio") and the BRAZOS Small Cap Growth Portfolio ("Small Cap Growth Portfolio") (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio currently consists of a single class of shares. The investment objective of the Micro Cap Growth Portfolio is to pro-vide maximum capital appreciation, consistent with reasonable risk to princi-pal, by investing primarily in micro capitalization companies. The investment objective of the Real Estate Securities Portfolio is to provide a balance of income and appreciation, consistent with reasonable risk to principal, by in-vesting primarily in equity securities of companies which are principally en-gaged in the real estate industry. The investment objective of the Small Cap Growth Portfolio is to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in small capitalization companies.

Because the Real Estate Securities Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Portfolio may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. REITs de-pend generally on their ability to generate cash flow to make distributions to shareholders and certain REITs have self-liquidation provisions by which mort-gages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free, pass-through of income under the Internal Rev-enue Code of 1986, as amended (the "Internal Revenue Code") or its failure to maintain exemption from registration under the 1940 Act.

2. Significant Accounting Policies. The following is a summary of the signifi-cant accounting policies of the Fund:

Security Valuation. Each Portfolio's securities, except short-term investments with remaining maturities of 60 days or less, use the last quoted trading price as the market value. For listed securities, the Portfolios use the price quoted by the exchange on which the security is primarily traded. Unlisted securities and listed securities, including REITs, which have not been traded on the valu-ation date or for which market quotations are not readily available are valued at the average between the last price asked and the last price bid. Short-term investments with remaining maturities of 60 days or less are valued at amor-tized cost, which ap-

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued

proximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is deter-mined in good faith under the direction of the Board of Trustees. As of Novem-ber 30, 1998, no securities were valued by the Board of Trustees.

Federal Income Taxes. Each Portfolio is treated as a separate entity and in-tends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Portfolios may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Portfolios intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.

Distributions to Shareholders. Each Portfolio will distribute annually to shareholders substantially all of its net investment income and any net real-ized capital gains. The character of distributions made during the year from net investment income or net realized gains may differ from the characteriza-tion for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appro-priate, reclassifications between net asset accounts are made for such differ-ences that are permanent in nature.

The Real Estate Securities Portfolio receives a majority of its dividend income from REITs. For tax purposes, a portion of these dividends may consist of capi-tal gains and returns of capital. Accordingly, the Portfolio's distributions to shareholders may include a portion that may be a return of capital received from the REITs, as well as a return of capital attributed to distributions of other income for financial reporting purposes. Distributions determined to be returns of capital are not subject to current taxation. In accordance with Statement of Position ("SOP") 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distribu-tions by Investment Companies, distributions representing a return of capital for tax purposes are charged to capital paid in.

Deferred Organization Costs. Organizational costs have been capitalized by the Fund and are being amortized over sixty months commencing with operations by the Small Cap Growth Portfolio and the Real Estate Securities Portfolio. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing organizational costs, the redemp-tion proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity will generally accepted accounting princi-ples requires management to

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued

make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses dur-ing the reporting period. Actual results could differ from those estimates.

Other. Investment security transactions are accounted for on a trade date ba-sis. Each Portfolio uses the specific identification method for determining re-alized gain and loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are re-corded on the ex-dividend date. Interest income is recorded on the accrual ba-sis.

3. Investment Securities. The aggregate purchases and sales of long-term secu-rities for the year ended November 30, 1998 were as follows:

                                                       Purchases      Sales
                                                      ------------ ------------
Small Cap Growth Portfolio........................... $397,158,349 $169,450,110
Real Estate Securities Portfolio.....................  158,976,242  116,013,295
Micro Cap Growth Portfolio...........................   66,646,610   29,420,778

4. Advisory Fees and Other transactions with Affiliates. The Fund, on behalf of each Portfolio, employs John McStay Investment Counsel (the "Adviser"), an in-vestment counseling firm founded in 1983, to furnish investment advisory and other services to the Fund. Under Investment Advisory Agreements with the Fund, dated November 25, 1996, and November 14, 1997, the Adviser manages the invest-ment and reinvestment of the assets of the Portfolios. The Adviser must adhere to the stated investment objectives and policies of the Portfolios, and is sub-ject to the control and supervision of the Fund's Board of Trustees. For its services under the Advisory Agreement, the Portfolios' pay the Adviser a monthly fee at the annual rate of 1.20%, 0.90% and 0.90% of the average daily net assets of the Micro Cap Growth Portfolio, Small Cap Growth Portfolio and Real Estate Securities Portfolio, respectively. The Adviser has voluntarily agreed to keep operating expenses for the Micro Cap Growth Portfolio, Small Cap Growth Portfolio and Real Estate Securities Portfolio (excluding taxes, ex-traordinary expenses, brokerage commissions and interest) from exceeding an an-nual rate of 1.60%, 1.35% and 1.25%, respectively, of each Portfolio's average daily net assets.

The following table summarizes the advisory fees for the period ended November 30, 1998:

                                                            Gross
                                                           Adviser   Adviser Fee
                                                             Fee       Waived
                                                          ---------- -----------
   Small Cap Growth Portfolio............................ $1,578,588   $  --
   Real Estate Securities Portfolio......................    712,269    47,708
   Micro Cap Growth Portfolio............................    326,266    76,089

Effective October 1, 1998, the administration, accounting and transfer agent services previously provided by PFPC Inc. ("PFPC") are provided by Firstar Mu-tual Fund Services, LLC, a subsidiary of Firstar Bank Milwaukee, NA ("Firstar Bank"). Firstar Bank serves as custodian for the Portfolios.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued


Prior to January 5, 1998, the services provided by PFPC were provided by Rodney Square Management Corporation ("RSMC"). The following table summarizes the ad-ministration, accounting and transfer agent fees waived by both PFPC and RSMC in the Micro Cap Growth Portfolio for the year ended November 30, 1998:

                         Administration Fees Accounting Fees Transfer Agent Fees
                               Waived            Waived            Waived
                         ------------------- --------------- -------------------
PFPC....................       $1,508            $3,637            $2,500
RSMC....................          616             1,849              --
                               ------            ------            ------
Total Fees Waived.......       $2,124            $5,486            $2,500
                               ======            ======            ======

Pembrook Securities ("Pembrook"), a brokerage firm directly owned by the Ad-viser of the Portfolios, directly effects purchases and sales of securities for the Portfolios. In connection therewith, brokerage commissions paid by the Portfolios for the year ended November 30, 1998 totaled $203,723.

Rafferty Capital Markets, Inc., 550 Mamaroneck Avenue, Harrison, NY 10528, has been engaged to assist in securing purchasers for shares of the Portfolios. Rafferty will receive no compensation from the Fund for distribution of shares of the Portfolios, although it will receive reimbursement by the Adviser of out-of-pocket expenses.

5. Fund Shares. At November 30, 1998, there were an unlimited number of shares of beneficial interest, no par value, authorized. The following table summa-rizes the activity in shares of each Portfolio:

For the Year EndedNovember 30, 1998

                                Small Cap               Real Estate              Micro Cap
                            Growth Portfolio       Securities Portfolio      Growth Portfolio+
                         ------------------------  ----------------------  ----------------------
                           Shares       Amount      Shares      Amount      Shares      Amount
                         ----------  ------------  ---------  -----------  ---------  -----------
Shares sold............. 18,407,184  $262,346,037  4,926,396  $53,668,701  4,701,406  $54,365,739
Shares issued to
 shareholders in
 reinvestment of
 distributions..........     46,937       638,350    260,983    2,785,442     --          --
Shares redeemed......... (2,189,181)  (30,994,306)  (722,943)  (7,177,339)  (728,968)  (8,635,601)
                         ----------  ------------  ---------  -----------  ---------  -----------
Net increase............ 16,264,940  $231,990,081  4,464,436  $49,276,804  3,972,438  $45,730,138
                                     ============             ===========             ===========
Shares outstanding:
Beginning of period.....  5,998,382                4,742,801                  --
                         ----------                ---------               ---------
End of period........... 22,263,322                9,207,237               3,972,438
                         ==========                =========               =========

+ The Micro Cap Growth Portfolio commenced operations on December 31, 1997.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued


For the Period Ended December 31, 1996++ through November 30, 1997

                                      Small Cap              Real Estate
                                  Growth Portfolio      Securities Portfolio
                                ----------------------  ----------------------
                                 Shares      Amount      Shares      Amount
                                ---------  -----------  ---------  -----------
Shares sold.................... 5,958,892  $76,803,151  4,528,484  $48,887,308
Shares issued to shareholders
 in reinvestment of
 distributions.................   256,842    3,494,269    381,700    4,223,787
Shares redeemed................  (222,352)  (2,940,077)  (172,383)  (1,806,088)
                                ---------  -----------  ---------  -----------
Net increase................... 5,993,382  $77,357,343  4,737,801  $51,305,007
                                           ===========             ===========
Shares outstanding:
Beginning of period............     5,000                   5,000
                                ---------               ---------
End of period.................. 5,998,382               4,742,801
                                =========               =========

++ Commencement of operations.

6. Income Tax Information. At November 30, 1998, the investment cost, gross unrealized appreciation and depreciation on investments and capital loss carry-overs (which may be carried over to offset future capital gains through Novem-ber 30, 2006) for federal income tax purposes were as follows:

                                                                      Net       Net Capital
                         Federal Tax   Unrealized   Unrealized   Appreciation/      Loss
                             Cost     Appreciation Depreciation  (Depreciation)  Carryovers
                         ------------ ------------ ------------  -------------- ------------
Small Cap Growth
 Portfolio.............. $289,609,344 $42,022,373  $(17,482,790)  $ 24,539,583  $(19,664,261)
Real Estate Securities
 Portfolio..............   98,512,270     705,749   (14,535,581)   (13,829,832)   (2,392,996)
Micro Cap Growth
 Portfolio..............   45,509,352   5,223,133    (2,607,256)     2,615,877      (451,347)

For corporate shareholders in the Real Estate Securities Portfolio, the per-centages of dividend income distributed for the year ended November 30, 1998 which is designated as qualifying for the dividends-received deduction is 100% (unaudited).

BRAZOS MUTUAL FUNDS
Report of Independent Accountants                              December 30, 1998

To the Shareholders and Board of Trustees of the Brazos Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, includ-ing the schedules of portfolio investments, and the related statements of oper-ations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Brazos Mutual Funds (comprising respectively, the Brazos Small Cap Growth Portfolio, Brazos Real Estate Securities Portfolio and Brazos Micro Cap Growth Portfolio) (the "Portfolios") at November 30, 1998, the results of each of their operations, the changes in each of their net assets and financial highlights for the peri-ods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accor-dance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presenta-tion. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
December 30, 1998

                                    TRUSTEES

                                 JOHN H. MASSEY
                               DAVID M. REICHERT
                              DAN L. HOCKENBROUGH

                                    OFFICERS

                              DAN L. HOCKENBROUGH
                             Chairman of the Board,
                     President and Chief Financial Officer

                               TRICIA A. HUNDLEY
                         Vice President, Secretary and
                               Compliance Officer

                               LOREN J. SOETENGA
                          Vice President and Treasurer

                                 ADMINISTRATOR

                        FIRSTAR MUTUAL FUND SERVICES LLC
                             615 E. MICHIGAN STREET
                           MILWAUKEE, WISCONSIN 53202

                                   CUSTODIAN

                          FIRSTAR BANK MILWAUKEE, N.A.
                             615 E. MICHIGAN STREET
                           MILWAUKEE, WISCONSIN 53202

                                    COUNSEL

                          DRINKER, BIDDLE & REATH LLP
                              1345 CHESTNUT STREET
                        PHILADELPHIA, PENNSYLVANIA 19107

                                    AUDITORS

                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                           MILWAUKEE, WISCONSIN 53202

                                  ANNUAL REPORT
                                NOVEMBER 30, 1998

                                     BRAZOS

                                   SMALL CAP
                                GROWTH PORTFOLIO

                                  REAL ESTATE
                              SECURITIES PORTFOLIO

                                   MICRO CAP
                                GROWTH PORTFOLIO

                                  ----------

                               INVESTMENT ADVISER

                                  JOHN McSTAY
                               INVESTMENT COUNSEL
                                5949 SHERRY LANE
                                   SUITE 1600
                              DALLAS, TEXAS 75225
                              BRAZOS MUTUAL FUNDS
                              BRAZOS MUTUAL FUNDS